7. LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Opening balance	$ 1,076	$ 609
New liabilities and modifications of leases	1,617	955
Principal repayment	(205)	(488)
Ending balance	2,488	1,076
Current portion	380	295
Non-current portion	$ 2,108	$ 781